Contract Liabilities - Disclosure of contract liabilities (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Contract liabilities [abstract]
Balance, beginning of fiscal year	$ 47,271	$ 0
Acquired in acquisition of POC	0	29,759
Amounts invoiced and revenue deferred	120,970	17,512
Recognition of deferred revenue included in the balance at the beginning of period	(47,271)	0
Balance, end of fiscal year	$ 120,970	$ 47,271